Equity (Details) - Ordinary Shares [Member] - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Feb. 23, 2024
Equity [Line Items]
Authorized share capital		500,000,000		500,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares issued		41,000,000		41,000,000	41,000,000
Issuance of ordinary shares					41,000,000
Ordinary shares outstanding	41,000,000			41,000,000	41,000,000
Capital injection from shareholders (in Dollars)	$ 7,639,419	$ 10,000	$ 42,360,581	$ 42,360,581
TOYO [Member]
Equity [Line Items]
Ordinary shares issued					41,000,000
Forecast [Member]
Equity [Line Items]
Ordinary shares issued					41,000,000